Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 20.2%
Penn Series Flexibly Managed Fund*	26,962	$3,102,564
Penn Series Index 500 Fund*	58,271	3,475,873
Penn Series Large Core Value Fund*	10,252	390,305
Penn Series Mid Core Value Fund*	9,219	391,703
Penn Series Real Estate Securities Fund*	21,425	759,516
TOTAL AFFILIATED EQUITY FUNDS (Cost $6,680,410)		8,119,961

AFFILIATED FIXED INCOME FUNDS — 75.3%
Penn Series High Yield Bond Fund*	133,356	2,744,475
Penn Series Limited Maturity Bond Fund*	228,946	3,532,629
Penn Series Quality Bond Fund*	1,365,748	23,927,904
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $27,849,970)		30,205,008

AFFILIATED INTERNATIONAL EQUITY FUNDS — 2.0%
Penn Series Developed International Index Fund* (Cost $576,398)	33,414	789,904
TOTAL INVESTMENTS — 97.5% (Cost $35,106,778)		$39,114,873
Other Assets & Liabilities — 2.5%		992,854
TOTAL NET ASSETS — 100.0%		$40,107,727

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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